Expense Example - Sprott Gold Equity Fund	Jan. 29, 2026 USD ($)
Sprott Gold Equity Fund Institutional Class [Member] | Sprott Gold Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
Sprott Gold Equity Fund Investor Class [Member] | Sprott Gold Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	$ 1,746